Principal accounting policies - Schedule of movement in allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal accounting policies
Balance at the beginning of year	$ 22,786
Provision for the year	18,542	$ 12,424	$ 6,587
Balance at the end of year	37,215	22,786
Accounts receivable
Principal accounting policies
Balance at the beginning of year	22,786	11,749
Exchange differences	(2,135)	282
Balance at the end of year	37,215	22,786	$ 11,749
Loans and interest receivable
Principal accounting policies
Balance at the beginning of year	289
Exchange differences	93
Balance at the end of year	4,043	289
Cumulative effect, period of adoption, adjustment | Accounts receivable | ASU No. 2016-13
Principal accounting policies
Provision for the year	18,542	12,424
Cumulative effect, period of adoption, adjustment | Loans and interest receivable | ASU No. 2016-13
Principal accounting policies
Provision for the year	3,661	289
Cumulative effect, period of adoption, adjusted balance | Accounts receivable
Principal accounting policies
Accounts receivable written off	$ (1,978)	$ (1,669)